Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus		¥ 6,426		¥ 18,184
Other taxes and surcharge payable		24,081		31,000
Down payments collected on behalf of secondary property sellers	[1]	0
Amounts due to franchisees	[2]	218		2,252
Professional service fee		982		4,158
Amounts due to third parties under collaborative agreements	[3]	41,444		48,133
Accrued expenses		10,406		24,670
Receipt in advance		12,551		37,037
Others		85,032		72,764
Accrued expenses and other payables		¥ 181,140	$ 26,263	¥ 238,198

[1]	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed.
[2]	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2021 and 2022 represent the commission received on behalf of the real estate agency companies and guarantee deposits.
[3]	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects